Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	December 31, 2022	December 31, 2021
Balance at beginning of the period	$6,629,960	$806,140
Provision	818,229	350,937
Reversal	(3,312,287)	—
Effects of foreign exchange rate	(220,928)	13,875
Balance at end of the period	$3,914,974	$1,170,952

	As of June 30,
	2022	2021
Accounts receivable	$29,152,294	$9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)
	$22,522,334	$9,056,775

Schedule of provisions for doubtful accounts of accounts receivable
	For the Years Ended June 30,
	2022	2021	2020
Balance at beginning of the year	$806,140	$173,066	$42,627
Charge to expenses	6,072,933	601,350	132,287
Foreign exchange gain (loss)	(249,113)	31,724	(1,848)
Balance at end of the year	$6,629,960	$806,140	$173,066

Schedule of account receivable, net
	December 31, 2022	June 30, 2022
Accounts receivable	$33,536,415	$29,152,294
Less: Doubtful allowance	(3,914,974)	(6,629,960)
	$29,621,441	$22,522,334